Supplement dated April 27, 2026

to the Prospectus dated May 1, 2015, as supplemented, for:

MassMutual RetireEase SelectSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced Prospectus:

Fund Name Changes and Sub-Adviser Change

Effective April 24, 2026, the following fund was renamed and the following fund sub-adviser change occurred:

Old Fund Name	New Fund Name
MML Managed Volatility Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	MML VIP JPMorgan U.S. Research Enhanced Equity Fund Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.

Effective April 24, 2026, the following funds were renamed:

Old Fund Name	New Fund Name
MML Blend Fund	MML VIP BlackRock® Balanced Fund
MML Blue Chip Growth Fund	MML VIP T. Rowe Price Blue Chip Growth Fund
MML Equity Fund	MML VIP Franklin Templeton Equity Fund
MML Equity Income Fund	MML VIP T. Rowe Price Equity Income Fund
MML Equity Index Fund	MML VIP BlackRock® Equity Index Fund
MML Fundamental Equity Fund	MML VIP Invesco Main Street Equity Fund
MML Global Fund	MML VIP Invesco Global Fund
MML Inflation-Protected and Income Fund	MML VIP Barings Inflation-Protected and Income Fund
MML Invesco Discovery Large Cap Fund	MML VIP Invesco Discovery Large Cap Fund
MML Invesco Discovery Mid Cap Fund	MML VIP Invesco Discovery Mid Cap Fund
MML Managed Bond Fund	MML VIP Barings Core Bond Fund
MML Mid Cap Growth Fund	MML VIP T. Rowe Price Mid Cap Growth Fund
MML Small Cap Growth Equity Fund	MML VIP Wellington Small Cap Growth Equity Fund
MML U.S. Government Money Market Fund	MML VIP Barings U.S. Government Money Market Fund

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Fund Addition

Beginning April 27, 2026, the following fund will be available as an investment option under your contract. Information about the new fund is below:

Fund and Adviser/Sub-Adviser
VY® Columbia Real Estate Portfolio (Class S) Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC

Appendix C

The following Appendix C replaces the existing Appendix C in your Prospectus:

Appendix C

Custom Allocation Choice

If you participate in Custom Allocation Choice you must allocate your purchase payments within the minimum and maximum range listed for the sub-accounts below.

No allocation greater than 25% is allowed in any one sub-account.

Range	Sub-accounts
0% to 60% (total)	Invesco V.I. Global Strategic Income MML VIP Barings Core Bond MML VIP Barings Inflation-Protected and Income MML VIP Barings U.S Government Money Market
15% to 25% (total)	MML Income & Growth MML VIP BlackRock® Balanced MML VIP Franklin Templeton Equity MML VIP JPMorgan U.S. Research Enhanced Equity MML VIP T. Rowe Price Equity Income
15% to 25% (total)	Fidelity® VIP Contrafund®
MML Sustainable Equity
MML VIP BlackRock® Equity Index
MML VIP Invesco Discovery Large Cap
MML VIP Invesco Main Street Equity
MML VIP Loomis Sayles Large Cap Growth
MML VIP T. Rowe Price Blue Chip Growth
5% to 10% (total)	MML Small/Mid Cap Value MML VIP American Century Mid Cap Value

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0% to 10% (total)	MML VIP Invesco Discovery Mid Cap MML VIP Invesco Small Cap Equity MML VIP T. Rowe Price Mid Cap Growth MML VIP Wellington Small Cap Growth Equity
5% to 20% (total)	Invesco V.I. International Growth MML Foreign MML VIP Invesco Global
0% to 5% (total)	Invesco V.I. Health Care Invesco V.I. Technology PIMCO CommodityRealReturn® Strategy
0% to 5% (total)	Invesco V.I. Diversified Dividend VY® CBRE Global Real Estate VY® Columbia Real Estate Portfolio

If you have questions about this Supplement or wish to make any changes to your Contract, please contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 (8 a.m.–8 p.m. Eastern Time).

For more information about the funds, read each fund prospectus. Prospectuses are available by going to www.MassMutual.com/variable-products, selecting the name of Your variable product, and then selecting the applicable fund. You can also request paper copies of fund prospectuses by calling Our Service Center at the number listed above or by emailing fundinfo@massmutual.com.

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